Schedule of settlement of borrowings outstanding (Details)	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Borrowings	$ 9,600,000
Karmic trading loan facility [member]
IfrsStatementLineItems [Line Items]
Borrowings	163,861
Borrowings accrued interest	42,106
Interest paid borrowings	41,830
Principal settled	170,125
Two holders [member]
IfrsStatementLineItems [Line Items]
Borrowings	39,327
Borrowings accrued interest	10,028
Interest paid borrowings	11,787
Principal settled	36,268
Seven holders [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,154,188
Borrowings accrued interest	318,714
Interest paid borrowings	468,113
Principal settled	1,154,188
Braiin LLC [member]
IfrsStatementLineItems [Line Items]
Borrowings	875,000
Borrowings accrued interest
Interest paid borrowings
Raptor 300 Inc [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,054,667
Borrowings accrued interest
Interest paid borrowings